SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Feb. 29, 2016
Property, Plant and Equipment [Line Items]
FDIC insured cash	$ 250,000
Cash balance uninsured	5,533,994
Accumulated deficit	71,530,891	$ 68,426,608
Cash	5,783,994	1,079,839
Impairment loss on disposal of fixed assets	44,336
Accounts receivable		0
Deferred revenue		15,417	$ 28,400
Deferred revenue	0	15,417
Research and development costs	$ 616,746	1,689,455
Uncertain tax positions		$ 0
Preferred stock, shares outstanding	0	1,000,000
Lease liabilities	$ 0
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Lease liabilities				$ 200,000
Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares outstanding	1,000,000
Warrant Member [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive common stock equivalents	87,628,920
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive common stock equivalents		23,746,866
Stock Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive common stock equivalents		800,000
Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive common stock equivalents		1,000,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	100.00%	100.00%
Virginia Lease [Member]
Property, Plant and Equipment [Line Items]
Impairment loss on disposal of fixed assets	$ 382,961
Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets estimated useful life	3 years
Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets estimated useful life	10 years
Software [Member]
Property, Plant and Equipment [Line Items]
Assets estimated useful life	3 years